Financial Information of Parent Company Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	$ (39,895,878)	$ (17,926,074)	$ 5,123,259
Share-based compensation	446,412	424,445	129,673
Losses on change in fair value of derivative asset			306,483
Gain on sale of long-term investment			(546,642)
Changes in operating assets and liabilities:
Net cash used in operating activities	2,467,551	(17,578,047)	10,871,810
Investing activities:
Investments in subsidiaries		(1,300,000)
Sale of long-term investment			8,572,520
Net cash provided by (used in) investing activities	(13,874,461)	(2,896,282)	2,033,411
Financing activities:
Increase in long-term debt	8,450,000
Repurchase of ordinary shares	(8,645,505)
Dividends paid		(467)	(14,710)
Proceeds from exercise of stock options			879,397
Net cash provided by (used in) financing activities	(195,505)	(467)	864,687
Net increase (decrease) in cash and cash equivalents	(8,422,841)	(20,204,984)	19,512,747
Cash and cash equivalents at the beginning of the year	90,975,155	111,180,139	91,667,392
Cash and cash equivalents at the end of the year	82,552,314	90,975,155	111,180,139
Long-term Debt
Operating activities:
Accrued interests	152,931
Available-for-sale Securities
Operating activities:
Accrued interests			(212,000)
Parent Company
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	(39,895,878)	(17,926,074)	5,123,259
Share-based compensation	446,412	424,445	129,673
Equity in (earnings) losses of subsidiaries	38,650,417	16,446,388	(6,818,439)
Equity in losses of an affiliate			743,153
Losses on change in fair value of derivative asset			255,453
Gain on sale of long-term investment			(449,453)
Changes in operating assets and liabilities:
Other current assets	19,260	10,432	(30,402)
Amounts due from subsidiaries		559,832	(6,946,426)
Other current liabilities	(72,509)	(27,729)	(449,154)
Net cash used in operating activities	(699,367)	(512,706)	(8,654,336)
Investing activities:
Investments in subsidiaries			1,570,880
Sale of long-term investment			7,120,000
Net cash provided by (used in) investing activities			8,690,880
Financing activities:
Increase in long-term debt	8,450,000
Repurchase of ordinary shares	(8,645,505)
Dividends paid		(467)	(14,710)
Proceeds from exercise of stock options			879,397
Net cash provided by (used in) financing activities	(195,505)	(467)	864,687
Net increase (decrease) in cash and cash equivalents	(894,872)	(513,173)	901,231
Cash and cash equivalents at the beginning of the year	3,603,676	4,116,849	3,215,618
Cash and cash equivalents at the end of the year	2,708,804	3,603,676	4,116,849
Parent Company | Long-term Debt
Operating activities:
Accrued interests	152,931
Parent Company | Available-for-sale Securities
Operating activities:
Accrued interests			$ (212,000)